Subsequent Event (Details Narrative) (10Q)	Jul. 06, 2016 USD ($) shares	Jul. 06, 2016 CAD shares	Oct. 22, 2014 shares
Number of shares issued for settlement of debt			6,700
Subsequent Event [Member]
Number of shares issued for settlement of debt	20,000	20,000
Number of shares issued for settlement of debt owned amount | CAD		CAD 19,500
Subsequent Event [Member] | USD [Member]
Number of shares issued for settlement of debt owned amount | $	$ 15,000